Gains and losses on disposal and main changes in scope of consolidation	6 Months Ended
Jun. 30, 2023
Gains and losses on disposal and main changes in scope of consolidation
Gains and losses on disposal and main changes in scope of consolidation

Note 3    Gains and losses on disposal and main changes in scope of consolidation

3.1    Gains (losses) on disposal of fixed assets, investments and activities

(in millions of euros)	June 30, 2023	June 30, 2022
Gains (losses) on disposal of fixed assets	50	41
o/w proceeds from disposal of fixed assets(1)	153	124
o/w net book value of fixed assets sold	(103)	(83)
Gains (losses) on disposal of investments and activities	—	(5)
Gain (losses) on disposal of fixed assets, investments and activities	50	36

(1)	The proceeds from disposal of fixed assets is used to calculate eCAPEX. This operating performance indicator relates to acquisition of property, plant and equipment and intangible assets excluding telecommunication licenses and financed assets, net of the price of disposal of fixed assets.

3.2    Main changes in scope of consolidation and ongoing transactions

Main changes in the scope of consolidation

Takeover of VOO in Belgium

On June 2nd, 2023, Orange Belgium finalized the acquisition from Nethys of 75% of the capital minus one share of VOO for 1,369 million euros. VOO's contribution is consolidated in the Group's financial statements from this date.

This transaction is intended to support Orange Belgium’s national convergent strategy and is expected to generate significant synergies, mainly related to the transfer of VOO’s MVNO business to the Orange Belgium network.

At the end of the transaction, Nethys will retain a minority interest in VOO and governance rights to ensure the completion of the industrial and social project.

A put option granted by Orange to Nethys on its stake in VOO, exercisable until June 2026, led to the recognition of a current financial liability of 279 million euros at the acquisition date, corresponding to the fair value of equity attributable to minority interests.

The transaction also gives Nethys the option of converting its stake in VOO into Orange Belgium's shares until June 2025. If necessary, Nethys has a put option granted by Orange on these shares, exercisable until June 2026.

(in millions of euros)	At acquisition date
Acquisition cost	1,369
Cash acquired	(19)
Cash paid for investment securities, net of cash acquired	1,349

In accordance with IFRS 3 - Business Combinations, the Group has one year from the acquisition date to assess the fair value of acquired identifiable assets and assumed liabilities. This work is currently being finalized at June 30, 2023.

The amounts given below are therefore provisional and will be reviewed during the second half of 2023.

(in millions of euros)	At acquisition date
Purchase price related to the acquisition of the 75% share	1,369
Fair value of the non-controlling interests	279
Acquisition cost (a)	1,648
Net book value acquired before purchase price allocation (b)	763
Preliminary goodwill (a)-(b)	885

Liability guarantees, which are customary in this type of transaction, were also granted to Orange.

Ongoing transactions at June 30, 2023

Signing of an agreement between Orange and MásMóvil to combine their activities in Spain

On July 23, 2022, Orange and MásMóvil have signed a binding agreement relating to the combination of their activities in Spain (excluding Totem Spain and MásMóvil Portugal). This business combination will take the form of a 50-50 joint venture, co-controlled by Orange and the shareholder of

MásMóvil. The Orange group would then lose exclusive control over its activities in Spain, and the joint venture would be consolidated using the equity method in the Orange group’s financial statements.

Completion of the transaction remains subject to the approval of the European Commission and other competent administrative, regulatory and antitrust authorities and to the relevant and/or contractual conditions precedent.

European Commission has carried out a preliminary investigation (phase I) and has decided to open an in-depth investigation (phase II) to assess the creation of a joint venture project by Orange and MásMóvil in terms of the European Union Merger Regulation.

In view of the progress of the transaction and the need to obtain the green light from the relevant antitrust and administrative authorities, the Group considers that IFRS 5 criteria relating to measurement and presentation of operations held for sale are not met at June 30, 2023.

This transaction could be completed in the second half of 2023.

Agreement signed for the sale of Orange's OCS and Orange Studio shares to the Canal+ Group

On January 9, 2023, Orange and the Canal+ Group announced the signature of a memorandum of understanding anticipating the sale to the Canal+ Group of all capital held by Orange in the OCS pay TV package and in Orange Studio, the film and series co-production subsidiary. The Canal+ Group will become the sole shareholder of the two companies following this transaction.

Completion of the transaction remains subject to the approval of the European Commission and other competent administrative, regulatory and antitrust authorities and to the relevant and/or contractual conditions precedent.

The Group considers that the IFRS 5 criteria relating to measurement and presentation of operations held for sale are not met at June 30, 2023.

Other projects

Completion of the strategic review of Orange Bank and opening of exclusive negotiations with BNP Paribas

On June 28, 2023, the Orange group has announced entering into exclusive negotiations with BNP Paribas to define a referral partnership for the Orange Bank customer portfolio in France, and to develop financing solutions for mobile devices. The two groups will also discuss the terms of a takeover of Orange Bank's business in Spain.

This partnership with BNP Paribas, which will provide a continuity solution for Orange Bank customers, is part of Orange’s wider intention to progressively withdraw Orange Bank from the retail banking market in France and Spain by the end of 2025.

This is only a statement of intent, and any binding decisions or actions on the project will only be taken once the consultation period with employee representative bodies has ended and any recommendations from the "Autorité de Contrôle Prudentiel et de Résolution" (ACPR) have been taken into account. Consequently, the Group considers that the IFRS 5 criteria "Non-current assets held for sale and discontinued operations" are not met at June 30, 2023.